Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Total inventories	$ 14,503,021	$ 4,609,867	$ 5,815,150
Less reserve for obsolescence	(545,848)	(425,848)	(387,848)
Total inventories, net	$ 13,957,173	4,184,019	5,427,302
Appliances [Member]
Inventory [Line Items]
Total inventories		2,155,839	2,206,336
Automotive [Member]
Inventory [Line Items]
Total inventories		934,683	2,064,834
Construction [Member]
Inventory [Line Items]
Total inventories		$ 1,519,345	$ 1,543,980